Investment in Real Estate - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended									1 Months Ended		1 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jan. 31, 2012 Carrollton, Texas [Member]	Dec. 31, 2011 San Antonio, Texas [Member] Predecessor [Member]	Mar. 31, 2013 Land [Member] Houston West [Member] acre	Jul. 31, 2012 Land [Member] Houston West [Member] Predecessor [Member] acre	Jan. 31, 2012 Land [Member] Carrollton, Texas [Member] acre	Sep. 30, 2011 Land [Member] Phoenix, Arizona [Member] Predecessor [Member] acre	Dec. 31, 2011 Land [Member] San Antonio, Texas [Member] Predecessor [Member] acre	Jan. 31, 2012 Building [Member] Carrollton, Texas [Member] sqft	Dec. 31, 2012 Building [Member] Phoenix, Arizona [Member] Predecessor [Member] Colocation [Member] sqft	Dec. 31, 2011 Building [Member] San Antonio, Texas [Member] Predecessor [Member]	Dec. 31, 2012 Building [Member] San Antonio, Texas [Member] Predecessor [Member] Colocation [Member] sqft	Dec. 31, 2012 Construction in Progress [Member] Houston West [Member]	Jul. 31, 2012 Construction in Progress [Member] Houston West [Member] sqft
Real Estate Properties [Line Items]
Cost of construction in progress	$ 64.2	$ 92.6	$ 64.2	$ 49.0
Area purchased							33	6	30	56	10	659,340	36,000		36,000
Purchase Price					23.4	7.6	18.2	2.0	16.1	14.8	4.6	7.3		3.0			11.1
Real estate impairment	17.1
Buildings and improvements, disposals	0.6
Area of building to be constructed																	157,000
Amounts drawn from escrow to fund construction cost																$ 4.8